The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account H
Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Rate Sheet Prospectus Supplement dated May 1, 2021
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates for the Target Date Income Benefit rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or rider election forms signed on and after May 1, 2021.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.10%	1.35%
Enhancement Rate
5%
Protected Annual Income Rate
The Protected Annual Income (“PAI”) rate is established when you elect the rider. The rate is based on your age (younger of you and your spouse under the joint life option) and will not increase.
Single Life PAI Rate				Joint Life PAI Rate
Age	Rate	Age	Rate	Age	Rate	Age	Rate
48	2.65%	67	5.30%	48	2.05%	67	4.65%
49	2.75%	68	5.35%	49	2.15%	68	4.70%
50	2.85%	69	5.40%	50	2.25%	69	4.75%
51	2.95%	70	5.50%	51	2.35%	70	4.85%
52	3.00%	71	5.55%	52	2.40%	71	4.90%
53	3.15%	72	5.60%	53	2.55%	72	4.95%
54	3.25%	73	5.65%	54	2.65%	73	5.00%
55	3.40%	74	5.70%	55	2.80%	74	5.05%
56	3.55%	75	5.75%	56	2.95%	75	5.10%
57	3.65%	76	5.80%	57	3.05%	76	5.15%
58	3.85%	77	5.85%	58	3.25%	77	5.20%
59	4.00%	78	5.85%	59	3.40%	78	5.20%
60	4.25%	79	5.90%	60	3.65%	79	5.25%
61	4.35%	80	5.90%	61	3.75%	80	5.25%
62	4.40%	81	5.90%	62	3.80%	81	5.25%
63	4.60%	82	5.90%	63	4.00%	82	5.25%
64	4.75%	83	5.95%	64	4.15%	83	5.30%
65	5.25%	84	6.00%	65	4.60%	84	5.35%
66	5.25%	85	6.10%	66	4.60%	85	5.45%
In order to receive the rates indicated in this Rate Sheet, your application or rider election form must be signed on and after May 1, 2021. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its

Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

American Legacy® Target Date Income B-Share
Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners
May 1, 2021
This updating summary prospectus summarizes certain changes to key features of the American Legacy® Target Date Income B-Share variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the American Legacy® Target Date Income B-Share contract.
The prospectus for the American Legacy® Target Date Income B-Share variable annuity contract contains more information about the contract’s features, benefits, and risks. You can find the prospectus and other information about the contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
If you wish to receive all future shareholder reports in paper, free of charge, please call us at 1-800-942-5500, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your contract.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your contract.
Summary of Recent Contract Changes:
•	The current fee rate and the current Enhancement rate for new elections of the riders listed below were removed from the prospectus and are now disclosed in the Rate Sheet prospectus supplement:
•	Target Date Income Benefit

Important Information You Should Consider About the American Legacy® Target Date Income B-Share Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	If you make a withdrawal in excess of the free withdrawal amount before the 5th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn.			• Fee Tables • Examples • Charges and Other Deductions – Surrender Charge
Transaction Charges	There are no sales charges associated with this contract.			• N/A
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			• Fee Tables • Examples • Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Contract Value Death Benefit	0.92%[1]	0.92%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.12%[1]	1.12%[1]
	Investment options (fund fees and expenses)	1.00%[1]	1.07%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost: $2,222	Highest Annual Cost: $5,191
	Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive fund fees and expenses • No optional benefits • No surrender charges • No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits, fund fees and expenses
• No surrender charges
• No additional Purchase Payments, transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in this contract, including loss of principal.	• Principal Risks • Investments of the Variable Annuity Account
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
• Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your contract or the amount of money that you actually receive.
	• The benefits of tax deferral, long-term income, and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.	• Principal Risks • Surrender and Withdrawals • Fee Tables • Charges and Other Deductions • Living Benefit Riders
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the contract.
• Each investment option (including the fixed account option) has its own unique risks.
	• You should review the investment options before making an investment decision.	• Principal Risks • Investments of the Variable Annuity Account
Insurance Company Risks	• An investment in the contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-942-5500 or visiting www.LincolnFinancial.com.	• Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to remove or substitute any funds as investment options that are available under the contract.	• Principal Risks • Investments of the Variable Annuity Account
Optional Benefits	• Optional benefits may limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
• Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
• You are required to have a certain level of Contract Value for some new rider elections.
• We may modify or stop offering an optional benefit that is currently available at any time.
	• If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).	• The Contracts • Living Benefit Riders • Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If you purchase the contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the contract.
	• Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.	• Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Your registered representative may receive compensation for selling this contract to you, both in the form of commissions and because we may share the revenue it earns on this contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
	• This conflict of interest may influence your investment professional to recommend this contract over another investment.	• Distribution of the Contracts • Principal Risks
Exchanges	• If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	• The Contracts - Replacement of Existing Insurance

Appendix A— Funds Available Under The Contract
The following is a list of funds currently available under the Contract. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2010 Target Date FundSM - Class 4	0.85%[2]	8.55%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2015 Target Date FundSM - Class 4	0.85%[2]	9.20%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2020 Target Date FundSM - Class 4	0.86%[2]	10.15%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2025 Target Date FundSM - Class 4	0.88%[2]	12.42%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2030 Target Date FundSM - Class 4	0.90%[2]	13.39%	N/A	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds 2035 Target Date FundSM - Class 4	0.92%[2]	16.01%	N/A	N/A
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
[2]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
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Appendix B — Investment Requirements
If you elect the Target Date Income Benefit, you will be subject to Investment Requirements that will apply during the time this benefit is in effect. This means you will be limited in your choice of Subaccount investments, and that you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
Certain investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
We may change the list of Subaccounts in a group, change the number of groups, change the age brackets, or change the investment options that are or are not available to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.
The Investment Requirements for the Target Date Income Benefit are based on your year of birth (earliest year for joint life) at the time you elect the rider. You must allocate 100% of your Contract Value to the appropriate fund in the chart below, which applies for the entire duration of the rider. All other funds are unavailable.
Year of Birth	Target Date Fund
1978 – 1982	2035
1973 – 1977	2030
1968 – 1972	2025
1963 – 1967	2020
1958 – 1962	2015
Prior to 1958	2010

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-233764; 811-05721
EDGAR Contract Identifier C000216183

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